STOCKHOLDERS' EQUITY (DEFICIT) (Details 3) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012
Allocated Share-based Compensation Expense	$ 531,472	$ 1,850,870	$ 564,143
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	171,679	380,490	173,740
Marketing and Pre Production Costs [Member]
Allocated Share-based Compensation Expense	80,186	111,840
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ 279,607	$ 1,358,540	$ 390,403